Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment reporting
Schedule of external customers geographically location

	Revenue from external customers
	Year ended
	December 31,
(in thousands of €)	2019		2018	2017
Netherlands	€		€470	€628
Belgium		1,498	—	—
Denmark		436	1,136	6,240
Switzerland		40,593	912	2,486
United States		—	—	1
Luxembourg		27,256	18,964	27,060
Total		€69,783	€21,482	€36,415

	Non-current assets
	Year ended
	December 31,
(in thousands of €)	2019	2018	2017
Netherlands	€1	€1	€1
Belgium	56,777	5,967	4,103
United States	3,058	47	—
Japan	284	—	—
Total	€60,120	€6,015	€4,104